NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Asset Allocation Fund (formerly, American Funds NVIT Asset Allocation Fund)
NVIT American Funds Bond Fund (formerly, American Funds NVIT Bond Fund)
NVIT American Funds Global Growth Fund (formerly, American Funds NVIT Global Growth Fund)
NVIT American Funds Growth Fund (formerly, American Funds NVIT Growth Fund)
NVIT American Funds Growth-Income Fund (formerly, American Funds NVIT Growth-Income Fund)

Supplement dated October 26, 2021
to the Statement of Additional Information (“SAI”) dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the SAI is amended as follows:

1.
The following replaces the information in the second bullet under the heading “Additional Information on Portfolio Instruments, Strategies and Investment Policies – Master Bond Fund” on page 2 of the SAI:

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The fund will invest at least 60% of its assets debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”), designated by the Master Bond Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Bond Fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents. The fund currently intends to look to the ratings from Moody’s Investor Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

2.
The following replaces the paragraph relating to “Investing through Bond Connect” under the heading “Additional Information on Portfolio Instruments, Strategies and Investment Policies – Foreign Securities” on page 23 of the SAI:

Investing through Bond Connect. A Master Fund may invest in onshore China bonds via Bond Connect, the opening up of China’s Interbank Bond Market (“CIBM”) to global investors through the China-Hong Kong mutual access program. The program allows foreign and Mainland China investors the ability to trade in each other’s bond market through a connection between the Mainland and Hong Kong based financial infrastructure institutions. Bond Connect aims to enhance the efficiency and flexibility of investing in the China Interbank Bond Market. This is accomplished by easing the access requirements to enter the market and using the Hong Kong trading infrastructure to connect to China Foreign Exchange Trading System (“CFETS”). Market volatility and potential lack of liquidity due to low trading volume of certain debt securities in CIBM may result in prices of certain debt securities traded on such market fluctuating significantly. The bid and offer spreads of the prices of such securities may be large, and the fund may therefore incur significant trading, settlement and realization costs and may face counterparty default, liquidity, and volatility risks, resulting in significant losses for the funds and their investors. Bond Connect is a novel concept and, as such, the current regulations are untested and there is no certainty as to how they will be applied. In addition, the current regulations are subject to change which may have potential retrospective effects and there can be no assurance that Bond Connect will not be abolished. New regulations may be issued from time to time by the regulators in the PRC and Hong Kong in connection with operations, legal enforcement and cross-border trades under Bond Connect. A Master Fund may be adversely affected as a result of such changes.

3.	The following supplements the information under the heading “Investment Advisory and Other Services – Master-Feeder Service Provider to the Feeder Funds” on page 60 of the SAI:

In addition, NFM has entered into an expense limitation agreement with the Trust, effective November 12, 2021, under which the Trust and NFM agree to limit total fund operating expenses in respect of the Class II shares of the NVIT American Funds Asset Allocation Fund and Class II shares of the NVIT American Funds

Growth Fund, equal in any year to 1.03% and 1.11%, respectively, of the average daily net assets, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities (“Operating Expense Limits”).  Such Operating Expense Limits will take effect upon the date that the NVIT American Funds Asset Allocation Fund and NVIT American Funds Growth Fund replace certain third-party funds available in variable annuity and variable life insurance products issued by Nationwide Life Insurance Company and/or its affiliates and continue until the second anniversary thereof, following which they will expire.

With respect to the NVIT American Funds Asset Allocation Fund and NVIT American Funds Growth Fund, NFM may request and receive reimbursement from the Funds for the master-feeder services fees waived or limited and other expenses reimbursed by NFM pursuant to the expense limitation agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the applicable Operating Expense Limit at the time that NFM waived the fees or reimbursed the expenses. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the applicable Operating Expense Limit; and (iii) the payment of such reimbursement is made no more than three years from the date in which the corresponding waiver or reimbursement to the Fund was made.  Except as provided for in the expense limitation agreement, reimbursement of amounts previously waived or assumed by NFM is not permitted.

4.	The following replaces the information under subsection “Compensation of investment professionals” under the heading “Appendix C – Portfolio Managers”:

As described in the prospectus, the Master Funds’ investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indices reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the Funds’ portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

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Master Asset Allocation Fund – S&P 500 Index, Bloomberg U.S. Aggregate Index, Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

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Master Bond Fund – Bloomberg U.S. Aggregate Index, Bloomberg U.S. Government/Mortgage-Backed Securities Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

•	Master Global Growth Fund – MSCI All Country World Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;
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Master Growth Fund – S&P 500 Index, Russell 1000 Growth Index with 6.5% Issuer Cap and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund; and

•	Master Growth-Income Fund – S&P 500 Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund

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